Expense Example	Feb. 26, 2026 USD ($)
Miller Convertible Bond Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 526
Expense Example, with Redemption, 3 Years	843
Expense Example, with Redemption, 5 Years	1,183
Expense Example, with Redemption, 10 Years	2,141
Miller Convertible Bond Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	307
Expense Example, with Redemption, 3 Years	640
Expense Example, with Redemption, 5 Years	1,098
Expense Example, with Redemption, 10 Years	2,369
Miller Convertible Bond Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,271
Miller Intermediate Bond Fund | Miller Intermediate Bond Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	330
Expense Example, with Redemption, 5 Years	578
Expense Example, with Redemption, 10 Years	1,288
Miller Market Neutral Income Fund | Miller Market Neutral Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	169
Expense Example, with Redemption, 3 Years	605
Expense Example, with Redemption, 5 Years	1,067
Expense Example, with Redemption, 10 Years	$ 2,348